ACQUISITION (Other Acquisitions, Narrative) (Details)	12 Months Ended				6 Months Ended			6 Months Ended		2 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 eJia Express [Member] CNY	Jun. 30, 2012 eJia Express [Member] CNY	Jun. 30, 2012 eJia Express [Member] Favorable lease [Member] CNY	Dec. 31, 2012 Shanghai Xurun [Member] CNY	Jun. 30, 2012 Shanghai Xurun [Member] CNY	Dec. 31, 2012 Shanghai Junxing [Member] CNY	Oct. 31, 2012 Shanghai Junxing [Member] CNY	Oct. 31, 2012 Shanghai Junxing [Member] Favorable lease [Member] CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%			100.00%		100.00%
Total purchase price						48,214,000			420,000		0
Goodwill	372,439,000	2,254,631,000	2,254,631,000			41,970,000			12,354,000		2,579,000
Intangible assets							6,748,000					2,907,000
Unfavorable lease liability						6,231,000
Net revenues	984,712,000	5,961,150,000	5,416,317,000	3,710,452,000	13,472,000			2,745,000		893,000
Net loss	$ (32,415,000)	(196,222,000)	26,776,000	(351,531,000)	11,180,000			759,000		1,143,000